Financial risk management (Narrative) (Details)	12 Months Ended
	Oct. 31, 2022 CAD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash			$ 33,227	$ 171,397
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, variance, percentage	10.00%	10.00%
Value at risk			257,995	166,047
Cash	$ 15,715	$ 55,950
Credit risk [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk			33,227	171,397
Cash			$ 33,227	$ 171,397